Form N-1A Cover	Dec. 31, 2023
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	LAZARD FUNDS INC
Entity Central Index Key	0000874964
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2023
Prospectus Date	May 01, 2024
Supplement to Prospectus [Text Block]

THE LAZARD FUNDS, INC.

Lazard Emerging Markets Equity Portfolio
Lazard International Strategic Equity Portfolio
Lazard US Equity Concentrated Portfolio

Lazard US Small Cap Equity Select Portfolio

Supplement to Current Prospectus